Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	€ 1,470,301	€ 433,981
Less accumulated depreciation and amortization	(111,953)	(23,796)
Net	1,358,348	410,184
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	526,486	343,857
Furniture and fixture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	35,350	15,350
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	29,271	29,271
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Subtotal	€ 879,194	€ 45,503